Income taxes - Income Taxes Recognized During Period (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 8,671	$ 12,456	$ 21,261	$ 24,496
Tax impact of restructuring and other items	(2,261)	0	(2,261)	0
Provision for income taxes	$ 6,410	$ 12,456	$ 19,000	$ 24,496